Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents
4.	CASH AND CASH EQUIVALENTS

	December 31,
	2019	2020
	RMB	RMB
Cash at bank and in hand	20,006	23,193
Time deposits with original maturity within three months	785	491

	20,791	23,684